Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Cash and Cash Equivalents

Note 4 Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	June 30,	December 31,
	2024	2023
Balances with banks	$116,107	$31,943
Money market securities(Highly liquid investments)	-	1,091,935
Total Cash and Cash Equivalents	$116,106	$1,123,878

Money market securities were considered a Level 1 financial instrument.

Note 4 Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31,
	2023	2022
Balances with banks	$31,943	$604,813
Money market securities (Highly liquid investments)	1,091,935	-
Total Cash and Cash Equivalents	$1,123,878	$604,813

Money market securities were considered a Level 1 financial instrument.